Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of fair value of financial assets and liabilities [Abstract]
Disclosure of fair value of financial assets and liabilities [Text block]
Table of Contents

Note 28Fair value of financial assets and liabilities

The estimated fair value of financial instruments has been determined by the Company using available market information and appropriate valuation methods. The estimates presented are not necessarily indicative of the amounts that will ultimately be realized by the Company upon maturity or disposal. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts.

For cash and cash equivalents, current receivables, accounts payable, interest accrual and short-term debts, the carrying amounts approximate fair value because of the short maturity of these instruments, and therefore fair value information is not included in the table below.

The fair value of Philips’ debt is estimated on the basis of the quoted market prices for certain issues, or on the basis of discounted cash flow analysis based upon market rates plus Philips’ spread for the particular tenors of the borrowing arrangement. Accrued interest is not included within the carrying amount or estimated fair value of debt.

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

Philips Group
Fair value of financial assets and liabilities
in millions of EUR
2017
	carrying amount	estimated fair value	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Available-for-sale financial assets	446	446	49	29	368
Securities classified as assets held for sale	1,264	1,264	1,264
Fair value through profit and loss	27	27		23	4
Derivative financial instruments	78	78		78
Financial assets carried at fair value	1,815	1,815	1,313	130	372

Carried at (amortized) cost:
Cash and cash equivalents	1,939
Loans and receivables
Current loans receivable	2
Other non-current loans and receivables	114
Receivables - current	3,909
Receivables - non-current	130
Held-to-maturity investments	1
Financial assets carried at (amortized) costs	6,095
Total financial assets	7,909	1,815	1,313	130	372

Financial liabilities
Carried at fair value:
Derivative Financial instruments	(383)	(383)		(383)
Financial liabilities carried at fair value	(383)	(383)		(383)

Carried at (amortized) cost:
Accounts payable	(2,090)
Interest accrual	(38)
Debt (Corporate bond and finance lease)	(3,378)	(3,860)	(3,579)	(281)
Debt (other bank loans, overdraft, forward contracts etc.)	(1,337)
Financial liabilities carried at (amortized) costs	(6,843)	(3,860)	(3,579)	(281)
Total financial liabilities	(7,226)	(4,243)	(3,579)	(665)
Philips Group
Fair value of financial assets and liabilities
in millions of EUR
2016
	carrying amount	estimated fair value	Level 1	Level 2	Level 3
Carried at fair value:
Available-for-sale financial assets	172	172	36	29	107
Securities classified as assets held for sale	1	1			1
Fair value through profit and loss	27	27		24	3
Derivative financial instruments	160	160		160
Financial assets carried at fair value	360	360	36	213	111

Carried at (amortized) cost:
Cash and cash equivalents	2,334
Loans and receivables
Current loans receivable	101	101		101
Non-current loans and receivables	134
Loans to investment in associates
Loans held for sale
Receivables - current	5,327
Receivables - non-current	155
Held-to-maturity investments	2
Financial assets carried at (amortized) costs	8,053	101		101
Total financial assets	8,413	461	36	314	111

Financial liabilities
Carried at fair value:
Derivative financial instruments	(873)	(873)		(873)
Financial liabilities carried at fair value	(873)	(873)		(873)

Carried at (amortized) cost:
Accounts payable	(2,848)
Interest accrual	(68)
Debt (Corporate bond and finance lease)	(5,095)	(5,474)	(3,990)	(1,484)
Debt (other bank loans, overdraft etc.)	(511)
Financial liabilities carried at (amortized) costs	(8,522)	(5,474)	(3,990)	(1,484)
Total financial liabilities	(9,395)	(6,347)	(3,990)	(2,357)

The table above represents categorization of measurement of the estimated fair values of financial assets and liabilities.

Specific valuation techniques used to value financial instruments include:

Level 1

Instruments included in level 1 are comprised primarily of listed equity investments classified as available-for-sale financial assets, investees and financial assets designated at fair value through profit and loss, including the investment in Philips Lighting which is held for sale as of December 31, 2017.

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 2

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives or convertible bond instruments) are determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are based on observable market data, the instrument is included in level 2.

The fair value of derivatives is calculated as the present value of the estimated future cash flows based on observable interest yield curves, basis spread and foreign exchange rates.

The valuation of convertible bond instruments uses observable market quoted data for the options and present value calculations using observable yield curves for the fair value of the bonds.

Level 3

If one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, the instrument is included in level 3.

The retained investment in the combined businesses of Lumileds and Automotive is classified as an available-for-sale financial asset recognized at fair value of EUR 243 million, based on a valuation model with inputs, including discount rates and multiples, which are market-corroborated to the extent possible, and hence classified as Level 3 in the fair value hierarchy.

A sensitivity analysis conducted for the combined businesses of Lumileds and Automotive as of January 2018 shows that if the earnings were to increase instantaneously by 10% from the assumption at December 31, 2017, with all other variables (including foreign exchange rates) held constant, the fair value of the asset would increase by 28%. If there was a decrease of 10% in earnings, this would reduce the market value of the asset by approximately 26%.

If the valuation multiples were to increase instantaneously by 10% from the assumption at December 31, 2017, with all other variables (including foreign exchange rates) held constant, the fair value of the asset would increase by 18% while if there was a decrease of 10% in valuation multiples, this would reduce the market value of the asset by approximately 17%.

The table below shows the reconciliation from the beginning balance to the end balance for fair value measured in Level 3 of the fair value hierarchy.

Philips Group
Reconciliation of the fair value hierarchy
in millions of EUR
2017
financial assets
Balance as of January 1, 2017	111
Gains and losses recognized in:
in profit or loss	2
in other comprehensive income	(83)
Purchase	356
Sales	(10)
Transfer to assets held for sale	(4)
Balance as of December 31, 2017	372

The section below elaborates on transactions in derivatives. Transactions in derivatives are subject to master netting and set-off agreements. In the case of certain termination events, under the terms of the Master Agreement, Philips can terminate the outstanding transactions and aggregate their positive and negative values to arrive at a single net termination sum (or close-out amount). This contractual right is subject to the following:

  The right may be limited by local law if the counterparty is subject to bankruptcy proceedings;
  The right applies on a bilateral basis.
Philips Group
Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
in millions of EUR
2016 - 2017
	2016	2017
Derivatives
Gross amounts of recognized financial assets	160	78
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	160	78

Related amounts not offset in the balance sheet
Financial instruments	(92)	(38)
Cash collateral received
Net amount	68	39
Philips Group
Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements
in millions of EUR
2016 - 2017
	2016	2017
Derivatives
Gross amounts of recognized financial liabilities	(873)	(383)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(873)	(383)

Related amounts not offset in the balance sheet
Financial instruments	92	38
Cash collateral received
Net amount	(781)	(345)